Registration No.	33-47782
			811-6663

SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	  X
Pre-Effective Amendment No.
Post-Effective Amendment No.	   10    					  X

REGISTRATION STATEMENT UNDER THE INVESTMENT
	COMPANY ACT OF 1940							  X
Amendment No.			    11    					  X

SMITH BARNEY ADJUSTABLE RATE GOVERNMENT INCOME FUND
(Exact name of Registrant as Specified in Charter)

388 Greenwich Street, 22nd Floor,  New York, New York  10013
(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code
(212) 723-9218

Christina T. Sydor, Secretary
Smith Barney Adjustable Rate Government Income Fund
388 Greenwich Street, 22nd Floor
New York, New York 10013
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as possible after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective:

  X	immediately upon filing pursuant to Rule 485(b)
   	on                       pursuant to Rule 485(b)
       	60 days after filing pursuant to Rule 485(a)
   	on                       pursuant to Rule 485(a)
________________________________________________________________________
The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice for the fiscal period ended May 31, 1995 was filed on July 28, 1995.



SMITH BARNEY ADJUSTABLE RATE GOVERNMENT INCOME FUND

FORM  N-1A


CROSS REFERENCE SHEET PURSUANT TO RULE 495(a)

Part A
Item No.				Prospectus Caption

1.  Cover Page				Cover Page

2.  Synopsis				Prospectus Summary

3.  Condensed Financial 		Financial Highlights,
      Information			Performance

4.  General Description of 		Cover Page, Prospectus Summary,
     Registrant				Investment Objectives and Management
					Policies; Management of the Fund
					Distributor; Additional Information

5.  Management of the Fund		Prospectus Summary, Management of
					the Fund; Distributor; Additional
					Information

6.  Capital Stock and Other 		Purchase of Shares, Dividends
     Securities				Distributions and Taxes; Additional
					Information

7.  Purchase of Securities Being 	Purchase
     Offered				of Shares; Valuation of Shares;
					Redemption of Shares; Exchange
					Privilege; Additional Information

8  Redemption or Repurchase		Purchase of Shares,
					Redemption of Shares

9.  Legal Proceedings			Not Applicable





Part B

Item No.				Statement of Additional Information
					Caption

10.  Cover Page			Cover page

11.  Table of Contents			Contents

12.  General Information and 		Management of the Fund
       History				Distributor; Organization of the
					Fund

13.  Investment Objectives and 	Investment Objective and
       Policies				Management Policies;

14.  Management of the Fund		Management of the Fund;
					Distributor; Custodian and
					Transfer Agent

15.  Control Persons and Principal 	Management of the Fund
       Holders of Securities

16.  Investment Advisory and Other 	Management of the Fund
       Services				Distributor, Custodian and
					Transfer Agent

17.  Brokerage Allocation		Investment Objective and
					Management Policies

18.  Capital Stock and Other 		Purchase of Shares, Taxes
       Securities

19.  Purchase, Redemption and 	Purchase of Shares, Redemption
       Pricing of Securities Being 	of Shares, Distributor,
       Offered				Valuation of Shares, Exchange
					Privilege

20.  Tax Status			Taxes

21.  Underwriters			Distributor

22.  Calculation of Performance 	Performance
       Data

23.  Financial Statements		Financial Statements



Parts A and B are incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement (File Nos. 33-47782 and 811-6663) as filed with the Securities and Exchange Commission on September 29, 1995
(EDGAR Accession No. 91155-95-372) ("Post-Effective Amendment No. 9").


PART C - FORM N-1A

Item 24.		Financial Statements and Exhibits


(a)	Financial Statements

		Incorporated by reference to Post-Effective Amendment No. 9

(b)	Exhibits

(1)(a)  First Amended and Restated Master Trust Agreement dated
November 5, 1992 is incorporated by reference to Post-Effective
Amendment No. 5 to the Registration Statement filed September 28, 1993 ("Post Effective Amendment No. 5").

     (b) Amendment No. 1 to First Amended and Restated Master Trust Agreement is incorporation by reference to Post-Effective Amendment No. 5.

     (c) Amendment No. 2 to First Amended and Restated Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 9
 .

(2)  Registrant's By-Laws are incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration Statement filed
June 6, 1992 ("Pre-Effective Amendment No. 1").

(3)  Not Applicable.

(4)	Registrant's form of share certificate for Class A, B and C shares is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement filed August 14, 1992 ("Post-Effective Amendment No. 2").

(5)(a) Advisory Agreement between the Registrant and Smith Barney Strategy Advisers Inc. (formerly, Smith Barney Shearson Strategy
Advisers Inc.) is incorporated by reference to Post-Effective Amendment
No. 5.

   (b)  Form of Sub-Advisory Agreement between the Registrant and
BlackRock Financial Management Inc. is incorporated by reference to definitive Proxy Materials filed by Registrant on January 12, 1995.

    (c) Administration Agreement dated June 1, 1994 between the Registrant and Smith Barney Mutual Funds Management Inc. (formerly Smith, Barney Advisers, Inc.) is incorporation by reference to Post-Effective Amendment No. 6 to the Registration Statement as filed July 29, 1994 ("Post-Effective Amendment No. 6")

(6) Distribution Agreement between the Registrant and Smith Barney Inc. (formerly, Smith Barney Shearson Inc.) dated July 30, 1993 is incorporated by reference to Post-Effective Amendment No. 5.

(7)  Not Applicable.

(8) Custody Agreement between the Registrant and PNC Bank, National Association is incorporated by reference to Post-Effective Amendment No. 9.

(9)  Transfer Agency Agreement between the Registrant and The
Shareholder Services Group, Inc. ("TSSG") is incorporated by reference to Pre-Effective Amendment No. 1.

(10) Opinion of Counsel is incorporated by reference to Pre-Effective Amendment No. 1.

(11)(a)  Not Applicable.

     (b) Consent of Independent Accountants is incorporated by reference to Post-Effective Amendment No. 9.

(12)  Not Applicable.

(13)  Purchase Agreement between the Registrant and Shearson Lehman
Brothers Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

(14)  Not Applicable.

(15) Amended Services and Distribution Plan pursuant to Rule 12b-1 dated November 7, 1994 is incorporated by reference to Post-Effective Amendment No. 9.

(16)  Not Applicable.

(17)  Financial Data Statement is filed herewith.

(18) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 is incorporated by reference to Post-Effective Amendment No. 9.


 Item 25.	Persons Controlled by or Under Common Control with
Registrant

	None.


Item 26.	Number of Holders of Securities

		(1)					(2)
						   Number of Record
	Title of Class			Holders by Class as of September 27, 1995

	Shares representing				   Class A- 5638
	beneficial interests,
	par value $.001 per				Class B - 216
	share
							Class C -  3

							Class Y - 0


Item 27.	Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 1.


Item 28(a).	Business and Other Connections of Investment Adviser

See the material under the caption "Management of the Fund" included in Part A (Prospectus) of this Registration Statement and the material appearing under the caption "Management of the Fund" included in Part B (Statement of Additional Information) of this Registration Statement.

Investment Adviser - Smith Barney Strategy Advisers Inc.

Smith Barney Strategy Advisers Inc. ("SBSA") was incorporated on October 22, 1986 under the laws of the State of Delaware. SBSA is a wholly owned subsidiary of Smith Barney Mutual Funds Management Inc. ("Funds Management"),which was incorporated under the laws of the State of Delaware in 1968. Funds Management is a wholly owned subsidiary of Primerica Corporation ("Primerica"). SBSA is registered as an investment adviser under the Investment
Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 28 of officers and Trustees of Funds Management, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and trustees during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by Funds Management pursuant to the Advisers Act (SEC File No. 801-8314).


Item 28 (b).  Business and Other Connections of Investment Adviser.

Sub-Investment Adviser -- BlackRock Financial Management L.P.

BlackRock Financial Management Inc. ("BlackRock") is a Delaware corporation and is a registered investment adviser engaged in the investment advisory business. Information as to BlackRock's offers and directors is incorporated by reference to the Form ADV filed by BlackRock pursuant to the Advisers Act (SEC file No. 801-32183).


Item 29.	Principal Underwriters

 (a) Smith Barney Inc., currently acts as underwriter for Smith Barney Funds, Inc.; Smith Barney Money Funds, Inc.;
Smith Barney Municipal Money Market Fund, Inc.; Smith Barney Muni Funds; Smith Barney Variable Account Funds; Smith Barney/Travelers Series Fund Inc.; Smith Barney World Funds, Inc.; Smith Barney Institutional Cash Management Fund, Inc.; Smith Barney Investment Funds, Inc.; Smith Barney Aggressive Growth Fund Inc.; Smith Barney Telecommunications Trust;
Smith Barney Principal Return Fund; Consulting Group Capital Markets Funds; Smith Barney Adjustable Rate Government Income Fund; Smith Barney Fundamental Value Fund Inc.; Smith Barney Equity Funds; Smith Barney Income Funds; Smith Barney Massachusetts Municipals Fund; Smith Barney Arizona Municipals Fund Inc.; Smith Barney Series Fund; Smith Barney Income Trust; Smith Barney Appreciation Fund Inc.; Smith Barney California Municipals Fund Inc.; Smith Barney Managed Governments
Fund Inc.; Smith Barney Managed Municipals Fund Inc.; Smith Barney New York Municipals Fund Inc.; Smith Barney New
Jersey Municipals Fund Inc.; Smith Barney Precious Metals and Minerals Fund Inc.; Smith Barney Florida Municipals Fund;
Smith Barney Oregon Municipals Fund; USA High Yield Fund N.V.; Smith Barney International Funds (Luxembourg); Smith Barney Worldwide Securities Limited (Bermuda); Smith Barney Worldwide Special Fund N.V. (Netherlands, Antilles); Smith Barney Investment Funds Ltd. (Cayman Islands).

Smith Barney, the distributor of Registrant's shares, is a wholly owned subsidiary of Travelers Group Inc.

(b) The information required by this Item 29 with respect to each director and officer of Smith Barney is incorporated by reference to Schedule A of Form BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

(c) Not applicable


Item 30.	Location of Accounts and Records

	(1)  Smith Barney Adjustable Rate Government Income Fund
		Smith Barney Strategy Advisers Inc.
		Smith Barney Mutual Funds Management Inc.
		388 Greenwich Street, 22nd Floor
		New York, New York  10013

	(2)  BlackRock Financial Management Inc.
		345 Park Avenue, 31st Floor
		New York, New York  10154

	(3)   PNC Bank, National Association
		17th and Chestnut Streets
		Philadelphia, Pennsylvania

	(4)     The Shareholder Services Group, Inc.
		One Exchange Place
		Boston, Massachusetts  02109


Item 31.	Management Services

		Not Applicable.


Item 32.	Undertakings

   (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and, in connection with the meeting, to comply with the provisions of Section 16(c) of the 1940 Act relating to communications with the shareholders of certain common-law trusts.


SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY ADJUSTABLE RATE GOVERNMENT INCOME
FUND, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 29th day of September, 1995. Further, the Registrant certifies that this Amendment No. 10 is being filed solely for the purposes specified in Rule 485(b)(1)(vii) and no material event has occurred since September 29, 1995 which would render the Registrant ineligible to file under such Rule.

				SMITH BARNEY ADJUSTABLE RATE
				GOVERNMENT INCOME FUND

			By:	 /s/ Heath B. McLendon *
				Heath B. McLendon, Chief Executive Officer

WITNESS our hands on the date set forth below.

	Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement and the above

Signature				Title				Date



/s/ Heath B. McLendon *
     Heath B. McLendon		Chairman of the Board	10/2/95
					Chief Executive Officer
					and Trustee

/s/ Lewis E. Daidone
     Lewis E. Daidone			Treasurer			10/2/95
					Chief Financial Officer

/s/ Charles F. Barber*
    Charles F. Barber			Trustee			10/2/95

/s/ Allan J. Bloostein*
    Allan J. Bloostein			Trustee			10/2/95

/s/ Martin Brody*			Trustee			10/2/95
    Martin Brody

/s/ Dwight B. Crane*
     Dwight B. Crane			Trustee			10/2/95


Robert A. Frankel			Trustee

* Signed by Lee D. Augsburger, their duly authorized attorney-in-fact, pursuant to power of attorney incorporated by reference to Post-Effective Amendment No. 2.

/s/ Lee D. Augsburger
     Lee D. Augsburger